LEASES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Recognized leased assets	$ 30,627	$ 29,109
Current liabilities	4,452	3,703
Long-term liabilities	$ 33,450	31,905
Extend lease term	up to additional 10 years
Remaining lease term	14 years 7 months 6 days
Weighted average discount rate	4.50%
Lease expense	$ 3,935	4,654	$ 5,166
Operating cash flows for operating leases	$ 4,134	$ 5,840	$ 5,326
Minimum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease term	1 year
Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease term	9 years